Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-31392
Entity Registrant Name	PLURI INC.
Entity Central Index Key	0001158780
Entity Tax Identification Number	98-0351734
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	MATAM Advanced Technology Park
Entity Address, Address Line Two	Building No. 5
Entity Address, City or Town	Haifa
Entity Address, Country	IL
Entity Address, Postal Zip Code	3508409
City Area Code	972
Local Phone Number	74 710 8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.00001 per share
Trading Symbol	PLUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false